Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants [Line Items]
Public warrants outstanding (in Shares)	9,583,333	9,583,333	9,583,333
Warrant expire term	5 years	5 years
Warrant [Member]
Warrants [Line Items]
Market value and newly issued price percentage	115.00%
Minimum [Member]
Warrants [Line Items]
Redemption trigger price per share		$ 10
Maximum [Member]
Warrants [Line Items]
Market value and newly issued price percentage		180.00%
Redemption trigger price per share		$ 18
Private Placement Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)	5,000,000	5,000,000	5,000,000
Note Warrant [Member]
Warrants [Line Items]
Market value and newly issued price percentage		115.00%
Class A Common Stock [Member]
Warrants [Line Items]
Redemption of warrant	$ 10	$ 10
Warrant price per shares	0.1	0.1
Class A Common Stock [Member] | Redemption of Warrants [Member]
Warrants [Line Items]
Redemption of warrant	18	18
Class A Common Stock [Member] | Private Placement Warrants [Member]
Warrants [Line Items]
Redemption of warrant	18	18
Warrant price per shares	0.01	0.01
Class A Common Stock [Member] | Note Warrant [Member]
Warrants [Line Items]
Redemption of warrant	$ 10	$ 10
Minimum [Member]
Warrants [Line Items]
Market value and newly issued price percentage	100.00%	100.00%
Redemption trigger price per share	$ 10
Maximum [Member]
Warrants [Line Items]
Market value and newly issued price percentage	180.00%
Redemption trigger price per share	$ 18
Business Combination [Member]
Warrants [Line Items]
Business Combination issue price per share	$ 9.2	$ 9.2
Total equity proceeds, percentage	60.00%	60.00%
Business Combination [Member] | Class A Common Stock [Member]
Warrants [Line Items]
Business Combination issue price per share	$ 9.2	$ 9.2